Hyundai Auto Receivables Trust 2008-A
Monthly Servicing Report

Collection Period	July 2008
Distribution Date	08/15/08
Transaction Month	2
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	May 9, 2008
Closing Date:	June 25, 2008

	Dollars	Units	WAC	WAM
Original Pool Balance:	$709,573,681.53	38,999	6.42%	59.79
Original Adj. Pool Balance:	$674,977,361.41

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$159,000,000.00	22.408%	2.84863%	July 15, 2009
Class A-2 Notes	Fixed	$179,000,000.00	25.226%	4.16000%	May 16, 2011
Class A-3 Notes	Fixed	$171,000,000.00	24.099%	4.93000%	December 17, 2012
Class A-4 Notes	Fixed	$103,542,000.00	14.592%	5.48000%	November 17, 2014
Total Securities		$612,542,000.00	86.325%

Overcollateralization		$62,435,361.41	8.799%
YSOA		$34,596,320.12	4.876%
Total Original Pool Balance		$709,573,681.53	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$125,094,193.73	0.7867559	$107,520,502.60	0.6762296	$17,573,691.13
Class A-2 Notes	$179,000,000.00	1.0000000	$179,000,000.00	1.0000000	$-
Class A-3 Notes	$171,000,000.00	1.0000000	$171,000,000.00	1.0000000	$-
Class A-4 Notes	$103,542,000.00	1.0000000	$103,542,000.00	1.0000000	$-
Total Securities	$578,636,193.73	0.9446474	$561,062,502.60	0.9159576	$17,573,691.13

Weighted Avg. Coupon (WAC)	6.41%		6.40%
Weighted Avg. Remaining Maturity (WARM)	58.24		57.33
Pool Receivables Balance	$679,667,972.37		$662,884,121.21
Remaining Number of Receivables	38,269		37,860

Adjusted Pool Balance	$646,104,219.57		$630,339,230.57

III. COLLECTIONS

Principal:
Principal Collections	$16,661,178.20
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$228.74
Total Principal Collections	$16,661,406.94

Interest:
Interest Collections	$3,574,185.48
Late Fees & Other Charges	$37,484.90
Interest on Repurchase Principal	$-
Total Interest Collections	$3,611,670.38

Collection Account Interest	$51,670.01
Reserve Account Interest	$7,243.24
Servicer Advances	$-

Total Collections	$20,331,990.57

Hyundai Auto Receivables Trust 2008-A
Monthly Servicing Report

Collection Period	July 2008
Distribution Date	08/15/08
Transaction Month	2
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$20,331,990.57
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$20,331,990.57

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$566,389.98		$566,389.98	$566,389.98
Collection Account Interest					$51,670.01
Late Fees & Other Charges					$37,484.90
Total due to Servicer					$655,544.89

3. Class A Noteholders Interest:
Class A-1 Notes		$306,854.42		$306,854.42
Class A-2 Notes		$620,533.33		$620,533.33
Class A-3 Notes		$702,525.00		$702,525.00
Class A-4 Notes		$472,841.80		$472,841.80

Total interest:		$2,102,754.55		$2,102,754.55	$2,102,754.55

Available Funds Remaining:					$17,573,691.13

4. Principal Distribution Amount:					$17,573,691.13

		Distributable Amount		Paid Amount
Class A-1 Notes				$17,573,691.13
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		67,838,226.31		$17,573,691.13
Total Noteholders Principal				$17,573,691.13

5. Available Amounts Remaining to reserve account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$33,563,752.80
Beginning Period Amount	$33,563,752.80
Current Period Amortization	$1,018,862.16
Ending Period Required Amount	$32,544,890.64
Ending Period Amount	$32,544,890.64
Next Distribution Date Required Amount	$31,539,856.25

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$3,374,886.81
Beginning Period Amount	$3,374,886.81
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$3,374,886.81
Ending Period Amount	$3,374,886.81

VII. OVERCOLLATERALIZATION

Overcollateralization Target	19.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$67,468,025.84	$69,276,727.97	$119,541,263.15
Overcollateralization as a % of Adjusted Pool		10.44%	10.99%	18.96%

Hyundai Auto Receivables Trust 2008-A
Monthly Servicing Report

Collection Period	July 2008
Distribution Date	08/15/08
Transaction Month	2
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.56%	37,313	98.60%	$653,573,600.73
30 - 60 Days	1.15%	435	1.13%	$7,505,568.07
61 - 90 Days	0.24%	92	0.22%	$1,477,629.82
91 + Days	0.05%	20	0.05%	$327,322.59
		37,860		$662,884,121.21
Total
Delinquent Receivables 61 + days past due	0.30%	112	0.27%	$1,804,952.41
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.15%	59	0.15%	$994,896.61
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.00%	0	0.00%	$-
Three-Month Average Delinquency Ratio	0.15%		0.14%

Repossession in Current Period		61		$1,126,103.46
Repossession Inventory		69		$1,260,083.56

Charge-Offs
Gross Principal of Charge-Off for Current Period				$122,672.96
Recoveries				$(228.74)
Net Charge-offs for Current Period				$122,444.22

Beginning Pool Balance for Current Period				$679,667,972.37

Net Loss Ratio				0.22%
Net Loss Ratio for 1st Preceding Collection Period				0.02%
Net Loss Ratio for 2nd Preceding Collection Period				0.00%
Three-Month Average Net Loss Ratio for Current Period				0.08%

Cumulative Net Losses for All Periods				$132,285.01
Cumulative Net Losses as a % of Initial Pool Balance				0.02%

Principal Balance of Extensions				$3,113,595.87
Number of Extensions				172